Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net cash flows provided by operating activities	$ 89,173	$ 92,065
Cash flows from financing activities
Net cash flows used in financing activities	$ (140,953)	$ (166,301)